Inventories, net (Tables)	12 Months Ended
Dec. 31, 2023
Inventories, net
Schedule of Inventories, net

	As of December 31,
	2022	2023

	(RMB in millions)
Products	80,966	71,297
Packing materials and others	1,098	1,131

Inventories	82,064	72,428
Inventory valuation allowance	(4,115)	(4,370)

Inventories, net	77,949	68,058